Real Estate Owned	12 Months Ended
Jun. 30, 2021
Real Estate Owned [Abstract]
REAL ESTATE OWNED

NOTE D - REAL ESTATE OWNED

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2021	2020
Balance at beginning of year	$640	$710
Loans transferred to real estate owned	358	304
Capitalized expenditures	1	44
Valuation adjustments	(19)	(36)
Disposals	(898)	(382)
Balance at end of year	$82	$640